Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments and Hedging Activities [Abstract]
Schedule of Current Assets that was Accounted for at Fair Value	The Company’s current assets that was accounted for at fair value:
	As of December 31,
	2024	2025
	US$’000	US$’000
Current assets
– Margin deposits	685	582
	685	582

Schedule of Net Effect of Derivative Instruments on the Consolidated Statements of Income

The table below summarizes the net effect of derivative instruments on the consolidated statements of income for the financial years ended December 31, 2023, 2024 and 2025.

	Financial Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenue	2,433	(1,583)	(107)